December 31, 2014

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Annual *Report*

The 2014 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	26,081	$219,909	$227,539
Floating Rate Income	Floating Rate Income Class I *	5	50	49
Floating Rate Loan	Floating Rate Loan Class I *	15,271	91,382	94,213
High Yield Bond	High Yield Bond Class I *	62,495	340,499	424,207
Inflation Managed	Inflation Managed Class I *	70,831	731,008	707,335
Managed Bond	Managed Bond Class I *	127,147	1,371,836	1,499,708
Short Duration Bond	Short Duration Bond Class I *	27,926	257,161	265,913
Emerging Markets Debt	Emerging Markets Debt Class I *	6,676	68,474	64,995
American Funds® Growth	American Funds Growth Class I *	43,611	292,020	574,316
American Funds Growth-Income	American Funds Growth-Income Class I *	21,221	152,477	325,643
Comstock	Comstock Class I *	31,287	203,975	380,619
Dividend Growth	Dividend Growth Class I *	22,863	186,224	338,186
Equity Index	Equity Index Class I *	43,030	1,041,243	1,973,473
Focused Growth	Focused Growth Class I *	15,731	85,007	288,494
Growth	Growth Class I *	19,486	247,000	380,789
Large-Cap Growth	Large-Cap Growth Class I *	101,745	483,980	783,783
Large-Cap Value	Large-Cap Value Class I *	67,062	608,388	1,189,034
Long/Short Large-Cap	Long/Short Large-Cap Class I *	5,154	32,737	56,838
Main Street® Core	Main Street Core Class I *	41,171	656,017	1,177,315
Mid-Cap Equity	Mid-Cap Equity Class I *	68,872	691,445	972,463
Mid-Cap Growth	Mid-Cap Growth Class I *	45,812	240,940	473,237
Mid-Cap Value	Mid-Cap Value Class I *	3,221	34,162	44,854
Small-Cap Equity	Small-Cap Equity Class I *	4,472	44,681	71,857
Small-Cap Growth	Small-Cap Growth Class I *	12,899	84,547	168,216
Small-Cap Index	Small-Cap Index Class I *	47,494	418,772	851,125
Small-Cap Value	Small-Cap Value Class I *	44,309	491,083	704,345
Health Sciences	Health Sciences Class I *	37,108	356,076	1,037,990
Real Estate	Real Estate Class I *	42,246	458,975	915,880
Technology	Technology Class I *	36,431	137,298	206,015
Emerging Markets	Emerging Markets Class I *	53,688	368,285	811,664
International Large-Cap	International Large-Cap Class I *	145,874	796,895	1,103,955
International Small-Cap	International Small-Cap Class I *	19,707	129,084	156,218
International Value	International Value Class I *	54,879	483,207	579,622
Precious Metals	Precious Metals Class I *	18,900	94,940	76,518
American Funds Asset Allocation	American Funds Asset Allocation Class I *	1,909	32,731	38,230
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	64	708	863
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	684	10,104	11,054
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	21,417	298,473	370,585
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	13,246	130,538	156,196
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	98,888	950,378	1,205,229
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	221,772	2,135,376	2,789,423
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	47,534	458,091	605,982

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	161	5,157	5,554

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	2,635	46,684	52,310

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	4,071	46,429	66,440
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	19,844	259,165	281,193

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	17,019	349,609	624,580
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	6,765	53,467	85,922
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	187	2,133	2,445
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	208	2,728	2,699
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	3,933	70,217	76,412
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2 *	822	32,019	51,597
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	10,359	290,028	381,632

See Notes to Financial Statements

See explanation of symbol on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	764,253	$764,253	$764,253
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	3,216	27,697	49,147

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,186	19,547	17,842
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	5,406	97,651	97,259

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	221	3,783	4,137

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	4,850	182,900	153,012
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	1,617	62,476	95,807

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	103	928	1,251

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	6,397	174,243	190,125
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	161	1,478	2,994

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	3,271	41,210	38,888
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	634	15,174	15,507
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	393	7,684	7,322
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	6,138	104,227	103,425

	M Fund, Inc.
I	M International Equity	1,666	17,705	19,875
II	M Large Cap Growth	562	8,173	13,456
III	M Capital Appreciation	1,462	29,418	44,183
V	M Large Cap Value	838	9,421	11,199

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	3,144	39,832	48,097
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	10,388	277,407	347,785

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	1,549	56,809	60,590

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	7,519	89,472	87,291

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	6	66	71

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	14,617	144,327	295,116
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	10,874	210,041	325,566

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	13,481	341,987	342,022

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts

	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy (1)	Managed Bond
ASSETS
Investments in mutual funds, at value	$227,539	$49	$94,213	$424,207	$707,335	$-	$1,499,708
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	3,452	-	-	-
Investments sold	4,895	-	4,845	-	4,793	-	4,879
Total Assets	232,434	49	99,058	427,659	712,128	-	1,504,587
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4,895	-	4,845	-	4,794	-	4,878
Investments purchased	-	-	-	3,451
Total Liabilities	4,895	-	4,845	3,451	4,794	-	4,878
NET ASSETS	$227,539	$49	$94,213	$424,208	$707,334	$-	$1,499,709
Units Outstanding	15,384	5	8,717	18,583	31,162	-	61,515
Accumulation Unit Value	$14.79	$10.27	$10.81	$22.83	$22.70	See note (1)	$24.38
Cost of Investments	$219,909	$50	$91,382	$340,499	$731,008	$-	$1,371,836

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$265,913	$64,995	$574,316	$325,643	$380,619	$338,186	$1,973,473
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	7	1,157
Investments sold	-	-	23	-	21	-	-
Total Assets	265,913	64,995	574,339	325,643	380,640	338,193	1,974,630
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	-	20	6	21	-	-
Investments purchased	-	-	-	-	-	8	1,156
Total Liabilities	2	-	20	6	21	8	1,156
NET ASSETS	$265,911	$64,995	$574,319	$325,637	$380,619	$338,185	$1,973,474
Units Outstanding	20,968	6,531	27,537	16,508	19,253	15,920	108,495
Accumulation Unit Value	$12.68	$9.95	$20.86	$19.73	$19.77	$21.24	$18.19
Cost of Investments	$257,161	$68,474	$292,020	$152,477	$203,975	$186,224	$1,041,243

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$288,494	$380,789	$783,783	$1,189,034	$56,838	$1,177,315	$972,463
Receivables:
Due from Pacific Life & Annuity Company	54	-	-	-	-	8	-
Investments sold	-	24	38	-	5,015	-	2
Total Assets	288,548	380,813	783,821	1,189,034	61,853	1,177,323	972,465
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	21	43	-	5,014	-	2
Investments purchased	54	-	-	4	-	10	-
Total Liabilities	54	21	43	4	5,014	10	2
NET ASSETS	$288,494	$380,792	$783,778	$1,189,030	$56,839	$1,177,313	$972,463
Units Outstanding	9,241	32,219	54,695	53,684	3,350	65,189	31,218
Accumulation Unit Value	$31.22	$11.82	$14.33	$22.15	$16.97	$18.06	$31.15
Cost of Investments	$85,007	$247,000	$483,980	$608,388	$32,737	$656,017	$691,445

(1) All units were fully redeemed or transferred on December 31, 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$473,237	$44,854	$71,857	$168,216	$851,125	$704,345	$1,037,990
Receivables:
Due from Pacific Life & Annuity Company	6	-	2	2		1	4,425
Investments sold	-	-	-	-	16	-	-
Total Assets	473,243	44,854	71,859	168,218	851,141	704,346	1,042,415
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	15	-	-
Investments purchased	3	-	2	-	-	-	4,427
Total Liabilities	3	-	2	-	15	-	4,427
NET ASSETS	$473,240	$44,854	$71,857	$168,218	$851,126	$704,346	$1,037,988
Units Outstanding	25,104	1,649	2,819	11,368	30,421	17,461	21,768
Accumulation Unit Value	$18.85	$27.20	$25.49	$14.80	$27.98	$40.34	$47.68
Cost of Investments	$240,940	$34,162	$44,681	$84,547	$418,772	$491,083	$356,076

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Precious Metals
ASSETS
Investments in mutual funds, at value	$915,880	$206,015	$811,664	$1,103,955	$156,218	$579,622	$76,518
Receivables:
Due from Pacific Life & Annuity Company	-	183	6,927	3,465	3,414	128	41
Investments sold	45	-	-	-	-	-	-
Total Assets	915,925	206,198	818,591	1,107,420	159,632	579,750	76,559
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	47	-	-	-	-	-	-
Investments purchased	-	184	6,849	3,460	3,415	130	41
Total Liabilities	47	184	6,849	3,460	3,415	130	41
NET ASSETS	$915,878	$206,014	$811,742	$1,103,960	$156,217	$579,620	$76,518
Units Outstanding	18,688	17,772	16,676	62,304	13,227	53,407	10,891
Accumulation Unit Value	$49.01	$11.59	$48.68	$17.72	$11.81	$10.85	$7.03
Cost of Investments	$458,975	$137,298	$368,285	$796,895	$129,084	$483,207	$94,940

	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$38,230	$863	$11,054	$370,585	$156,196	$1,205,229	$2,789,423
Receivables:
Due from Pacific Life & Annuity Company	905	-	-	624	-	-	-
Total Assets	39,135	863	11,054	371,209	156,196	1,205,229	2,789,423
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	1	-	-
Investments purchased	905	-	-	623	-	-	-
Total Liabilities	905	-	-	623	1	-	-
NET ASSETS	$38,230	$863	$11,054	$370,586	$156,195	$1,205,229	$2,789,423
Units Outstanding	1,736	53	606	18,385	12,850	96,253	216,836
Accumulation Unit Value	$22.02	$16.38	$18.23	$20.16	$12.16	$12.52	$12.86
Cost of Investments	$32,731	$708	$10,104	$298,473	$130,538	$950,378	$2,135,376

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts

	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$605,982	$5,554	$52,310	$66,440	$281,193	$624,580	$85,922
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	306	55	-
Total Assets	605,982	5,554	52,310	66,440	281,499	624,635	85,922
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	1	-	-	-
Investments purchased	-	-	-	-	306	54	-
Total Liabilities		-	-	1	306	54	-
NET ASSETS	$605,982	$5,554	$52,310	$66,439	$281,193	$624,581	$85,922
Units Outstanding	46,658	446	3,261	3,719	15,390	29,173	6,556
Accumulation Unit Value	$12.99	$12.44	$16.04	$17.86	$18.27	$21.41	$13.11
Cost of Investments	$458,091	$5,157	$46,684	$46,429	$259,165	$349,609	$53,467

	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Value Strategies Service Class 2
ASSETS
Investments in mutual funds, at value	$2,445	$2,699	$76,412	$51,597	$381,632	$764,253	$49,147
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	11	-
Total Assets	2,445	2,699	76,412	51,597	381,632	764,264	49,147
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	1	1	-	-
Investments purchased	-	-	-	-	-	9	-
Total Liabilities	-	-	-	1	1	9	-
NET ASSETS	$2,445	$2,699	$76,412	$51,596	$381,631	$764,255	$49,147
Units Outstanding	180	207	5,623	2,692	18,522	76,418	2,690
Accumulation Unit Value	$13.58	$13.05	$13.59	$19.17	$20.60	$10.00	$18.27
Cost of Investments	$2,133	$2,728	$70,217	$32,019	$290,028	$764,253	$27,697

	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II
ASSETS
Investments in mutual funds, at value	$17,842	$97,259	$4,137	$153,012	$95,807	$1,251	$190,125
Receivables:
Due from Pacific Life & Annuity Company	3,414	3,414	-	1	1	-	-
Total Assets	21,256	100,673	4,137	153,013	95,808	1,251	190,125
LIABILITIES
Payables:
Investments purchased	3,414	3,414	-	-	-	-	-
Total Liabilities	3,414	3,414	-	-	-	-	-
NET ASSETS	$17,842	$97,259	$4,137	$153,013	$95,808	$1,251	$190,125
Units Outstanding	1,488	7,847	298	15,541	4,983	84	9,188
Accumulation Unit Value	$11.99	$12.39	$13.88	$9.85	$19.23	$14.93	$20.69
Cost of Investments	$19,547	$97,651	$3,783	$182,900	$62,476	$928	$174,243

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts

	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I	II
ASSETS
Investments in mutual funds, at value	$2,994	$38,888	$15,507	$7,322	$103,425	$19,875	$13,456
Receivables:
Due from Pacific Life & Annuity Company	-	3,415	-	-	-	1	-
Investments sold	-	-	-	-	4,886	-	-
Total Assets	2,994	42,303	15,507	7,322	108,311	19,876	13,456
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	4,886	-	-
Investments purchased	-	3,414	-	-	-	-	-
Total Liabilities	-	3,414	-	-	4,886	-	-
NET ASSETS	$2,994	$38,889	$15,507	$7,322	$103,425	$19,876	$13,456
Units Outstanding	172	3,845	960	447	10,024	1,855	512
Accumulation Unit Value	$17.43	$10.11	$16.15	$16.38	$10.32	$10.71	$26.29
Cost of Investments	$1,478	$41,210	$15,174	$7,684	$104,227	$17,705	$8,173

	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$44,183	$11,199	$48,097	$347,785	$60,590	$87,291	$71
Total Assets	44,183	11,199	48,097	347,785	60,590	87,291	71
NET ASSETS (1)	$44,183	$11,199	$48,097	$347,785	$60,590	$87,291	$71
Units Outstanding	1,402	512	2,666	20,424	5,149	9,108	6
Accumulation Unit Value	$31.52	$21.88	$18.04	$17.03	$11.77	$9.58	$12.67
Cost of Investments	$29,418	$9,421	$39,832	$277,407	$56,809	$89,472	$66

	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$295,116	$325,566	$342,022
Receivables:
Due from Pacific Life & Annuity Company	-	1	2,577
Total Assets	295,116	325,567	344,599
LIABILITIES
Payables:
Investments purchased	-	-	2,577
Total Liabilities	-	-	2,577
NET ASSETS	$295,116	$325,567	$342,022
Units Outstanding	14,002	18,241	18,432
Accumulation Unit Value	$21.08	$17.85	$18.56
Cost of Investments	$144,327	$210,041	$341,987

(1) No outstanding liabilities for the variable accounts as of December 31, 2014.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy (2)	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (3)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,290	-	307	2,897	(7,083)	(414)	6,340
Capital gains distributions from mutual fund investments (3)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,290	-	307	2,897	(7,083)	(414)	6,340
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,931	(1)	470	(658)	29,963	948	61,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,221	($1)	$777	$2,239	$22,880	$534	$67,539

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (3)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	10	5	12,619	25,293	17,825	15,488	3,762
Capital gains distributions from mutual fund investments (3)	-	-	-	-	-	-	-
Realized Gain on Investments	10	5	12,619	25,293	17,825	15,488	3,762
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,710	(2,570)	31,017	6,978	16,614	22,946	214,976
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,720	($2,565)	$43,636	$32,271	$34,439	$38,434	$218,738

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (3)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	6,982	8,862	7,747	22,884	9,800	22,719	14,141
Capital gains distributions from mutual fund investments (3)	-	-	-	-	-	-	-
Realized Gain on Investments	6,982	8,862	7,747	22,884	9,800	22,719	14,141
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	19,104	22,409	52,946	101,828	1,839	94,920	27,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,086	$31,271	$60,693	$124,712	$11,639	$117,639	$41,724

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) All units were fully redeemed or transferred on December 31, 2014 (See Note 1 in Notes to Financial Statements).

(3) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,375	(21)	4,744	14,943	19,934	5,152	(1,134)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,375	(21)	4,744	14,943	19,934	5,152	(1,134)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	33,249	2,435	(3,549)	(16,478)	14,251	32,997	193,122
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,624	$2,414	$1,195	($1,535)	$34,185	$38,149	$191,988

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Precious Metals
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	13,962	888	17,123	5,280	(1,102)	2,841	(750)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	13,962	888	17,123	5,280	(1,102)	2,841	(750)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	200,393	18,074	(60,815)	(63,174)	(3,080)	(70,468)	(5,486)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$214,355	$18,962	($43,692)	($57,894)	($4,182)	($67,627)	($6,236)

	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(22)	119	(8)	332	771	11,762	26
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(22)	119	(8)	332	771	11,762	26
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,343	(44)	417	17,871	5,352	43,602	131,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,321	$75	$409	$18,203	$6,123	$55,364	$131,338

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$78	$313	$768	$6,311	$4,458	$1,221
Net Investment Income	-	78	313	768	6,311	4,458	1,221
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	15,648	1	(2)	25	(733)	3,682	(22)
Capital gains distributions from mutual fund investments (1)	-	-	1,608	8,800	24,339	12,412	1,481
Realized Gain on Investments	15,648	1	1,606	8,825	23,606	16,094	1,459
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,804	(142)	2,491	(3,641)	(24,823)	45,549	1,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,452	($63)	$4,410	$5,952	$5,094	$66,101	$3,736
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Money Market Service Class (2)	Fidelity VIP Value Strategies Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$35	$36	$991	$-	$72	$42	$393
Net Investment Income	35	36	991	-	72	42	393
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(3)	7,556	108	73	558	-	430
Capital gains distributions from mutual fund investments (1)	45	282	1,122	-	8,780	-	-
Realized Gain (Loss) on Investments	42	7,838	1,230	73	9,338	-	430
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29	(8,056)	1,241	4,894	12,551	-	2,341
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106	($182)	$3,462	$4,967	$21,961	$42	$3,164
	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$301	$5,537	$62	$5,108	$32	$8	$13
Net Investment Income	301	5,537	62	5,108	32	8	13
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(50)	188	3	(3,780)	648	93	(73)
Capital gains distributions from mutual fund investments (1)	-	-	119	17,258	6,654	138	9,292
Realized Gain (Loss) on Investments	(50)	188	122	13,478	7,302	231	9,219
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,072)	(3,404)	(10)	(40,025)	3,780	(61)	6,092
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,821)	$2,321	$174	($21,439)	$11,114	$178	$15,324

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC (1)	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I	II
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$2	$1,690	$-	$32	$2,040	$485	$5
Net Investment Income	2	1,690	-	32	2,040	485	5
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	214	-	(1,937)	(7)	(109)	4	3
Capital gains distributions from mutual fund investments (2)	213	819	250	1,265	186	-	1,656
Realized Gain (Loss) on Investments	427	819	(1,687)	1,258	77	4	1,659
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(134)	(2,322)	559	(816)	(291)	(2,004)	(410)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$295	$187	($1,128)	$474	$1,826	($1,515)	$1,254

	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocaiton - Advisor Class	Royce Micro-Cap Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$126	$-	$6,613	$378	$2,237	$-
Net Investment Income	-	126	-	6,613	378	2,237	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	25	5	422	(3)	62	(367)	164
Capital gains distributions from mutual fund investments (2)	4,263	1,192	10,518	12,746	1,989	-	4
Realized Gain (Loss) on Investments	4,288	1,197	10,940	12,743	2,051	(367)	168
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	648	(323)	(14,952)	19,164	(1,876)	2,330	(367)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,936	$1,000	($4,012)	$38,520	$553	$4,200	($199)

	T. Rowe Price Blue Chip Growth - I I	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$4,712	$306
Net Investment Income	-	4,712	306
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(51)	358	(4,322)
Capital gains distributions from mutual fund investments (2)	-	-	-
Realized Gain (Loss) on Investments	(51)	358	(4,322)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,921	16,531	(52,354)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,870	$21,601	($56,370)

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013

	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	1,290	(3,875)	-		307	(777)
Change in net unrealized appreciation (depreciation) on investments	6,931	3,104	(1)		470	3,343
Net Increase (Decrease) in Net Assets Resulting from Operations	8,221	(771)	(1)		777	2,566
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,371	5,911	51		2,847	3,125
Transfers between variable and fixed accounts, net	122,976	(78,119)	-		(21,456)	98,292
Policy maintenance charges	(6,697)	(6,607)	-		(4,221)	(3,480)
Policy benefits and terminations	(3,599)	(2,374)	-		-	(476)
Other (2)	(869)	(1,121)	(1)		(158)	(491)
Net Increase (decrease) In Net Assets Derived from Policy Transactions	117,182	(82,310)	50		(22,988)	96,970
NET INCREASE (DECREASE) IN NET ASSETS	125,403	(83,081)	49		(22,211)	99,536
NET ASSETS
Beginning of Year or Period	102,136	185,217	-		116,424	16,888
End of Year or Period	$227,539	$102,136	$49		$94,213	$116,424

	High Yield Bond		Inflation Managed		Inflation Strategy (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,897	7,697	(7,083)	(20,026)	(414)	(200)
Change in net unrealized appreciation (depreciation) on investments	(658)	25,985	29,963	(58,273)	948	(948)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,239	33,682	22,880	(78,299)	534	(1,148)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,973	55,735	52,248	57,127	1,411	1,411
Transfers between variable and fixed accounts, net	(17,895)	(153,206)	(4,481)	(20,089)	(21,502)	20,893
Policy maintenance charges	(25,574)	(28,837)	(50,284)	(59,025)	(929)	(670)
Policy benefits and terminations	(1,479)	(16,262)	(19,308)	(193,688)	-	-
Other (2)	(6,869)	(11,786)	(16,993)	(5,970)	(1)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,844)	(154,356)	(38,818)	(221,645)	(21,021)	21,635
NET INCREASE (DECREASE) IN NET ASSETS	(26,605)	(120,674)	(15,938)	(299,944)	(20,487)	20,487
NET ASSETS
Beginning of Year or Period	450,813	571,487	723,272	1,023,216	20,487	-
End of Year or Period	$424,208	$450,813	$707,334	$723,272	$-	$20,487

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Other policy transactions primarily consist of policy loans and loan repayments.

(3) Operations commenced on March 19, 2013, and all units were fully redeemed or transferred on December 31, 2014.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,340	3,330	10	(385)	5	(33)
Change in net unrealized appreciation (depreciation) on investments	61,199	(38,333)	1,710	1,732	(2,570)	(908)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,539	(35,003)	1,720	1,347	(2,565)	(941)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	112,847	115,915	15,911	13,321	-	-
Transfers between variable and fixed accounts, net	(82,989)	(27,652)	16,254	3,151	-	70,575
Policy maintenance charges	(97,158)	(112,757)	(18,509)	(21,010)	(1,237)	(858)
Policy benefits and terminations	(19,575)	(55,429)	(2,463)	(137,022)	-	(394)
Other (1)	(16,086)	(21,781)	18	(455)	1	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(102,961)	(101,704)	11,211	(142,015)	(1,236)	69,323
NET INCREASE (DECREASE) IN NET ASSETS	(35,422)	(136,707)	12,931	(140,668)	(3,801)	68,382
NET ASSETS
Beginning of Year	1,535,131	1,671,838	252,980	393,648	68,796	414
End of Year	$1,499,709	$1,535,131	$265,911	$252,980	$64,995	$68,796

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	12,619	11,530	25,293	24,723	17,825	20,583
Change in net unrealized appreciation on investments	31,017	119,272	6,978	74,592	16,614	100,895
Net Increase in Net Assets Resulting from Operations	43,636	130,802	32,271	99,315	34,439	121,478
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	39,382	37,889	26,447	27,921	24,766	27,045
Transfers between variable and fixed accounts, net	9,947	(26,593)	(4,686)	(10,766)	(57)	(20,264)
Policy maintenance charges	(42,652)	(41,991)	(31,810)	(33,415)	(28,656)	(33,180)
Policy benefits and terminations	(11,665)	(6,817)	(26,996)	(68,536)	(26,677)	(68,566)
Other (1)	(13,729)	(8,116)	(19,998)	(1,765)	(20,077)	(1,225)
Net Decrease in Net Assets Derived from Policy Transactions	(18,717)	(45,628)	(57,043)	(86,561)	(50,701)	(96,190)
NET INCREASE (DECREASE) IN NET ASSETS	24,919	85,174	(24,772)	12,754	(16,262)	25,288
NET ASSETS
Beginning of Year	549,400	464,226	350,409	337,655	396,881	371,593
End of Year	$574,319	$549,400	$325,637	$350,409	$380,619	$396,881

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	15,488	2,391	3,762	10,112	6,982	3,752
Change in net unrealized appreciation on investments	22,946	80,816	214,976	393,114	19,104	66,362
Net Increase in Net Assets Resulting from Operations	38,434	83,207	218,738	403,226	26,086	70,114
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	21,364	19,065	107,844	103,615	12,911	13,543
Transfers between variable and fixed accounts, net	(4,496)	(7,650)	100,538	184,284	(2,042)	3,589
Policy maintenance charges	(20,139)	(23,051)	(67,012)	(73,993)	(13,827)	(13,804)
Policy benefits and terminations	(39,442)	(3,311)	(29,514)	(187,469)	(12,718)	(4,450)
Other (1)	(7,981)	(336)	(12,158)	580	268	(2,175)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(50,694)	(15,283)	99,698	27,017	(15,408)	(3,297)
NET INCREASE (DECREASE) IN NET ASSETS	(12,260)	67,924	318,436	430,243	10,678	66,817
NET ASSETS
Beginning of Year	350,445	282,521	1,655,038	1,224,795	277,816	210,999
End of Year	$338,185	$350,445	$1,973,474	$1,655,038	$288,494	$277,816

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,862	2,677	7,747	(798)	22,884	53,910
Change in net unrealized appreciation on investments	22,409	103,379	52,946	227,070	101,828	253,876
Net Increase in Net Assets Resulting from Operations	31,271	106,056	60,693	226,272	124,712	307,786
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,810	35,483	50,272	44,234	61,422	64,068
Transfers between variable and fixed accounts, net	(4,991)	(8,386)	(19,956)	3,257	(25,112)	(31,596)
Policy maintenance charges	(28,798)	(32,372)	(51,157)	(51,797)	(60,570)	(71,495)
Policy benefits and terminations	(21,798)	(34,567)	(21,214)	(121,820)	(37,318)	(184,886)
Other (1)	(17,790)	(1,973)	(875)	(21,249)	(967)	(9,734)
Net Decrease in Net Assets Derived from Policy Transactions	(40,567)	(41,815)	(42,930)	(147,375)	(62,545)	(233,643)
NET INCREASE (DECREASE) IN NET ASSETS	(9,296)	64,241	17,763	78,897	62,167	74,143
NET ASSETS
Beginning of Year	390,088	325,847	766,015	687,118	1,126,863	1,052,720
End of Year	$380,792	$390,088	$783,778	$766,015	$1,189,030	$1,126,863

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	9,800	584	22,719	7,007	14,141	(16,673)
Change in net unrealized appreciation on investments	1,839	18,569	94,920	269,167	27,583	309,989
Net Increase in Net Assets Resulting from Operations	11,639	19,153	117,639	276,174	41,724	293,316
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,151	5,150	78,909	83,215	59,887	64,406
Transfers between variable and fixed accounts, net	(26,657)	13,114	(26,749)	5,389	(20,463)	(54,189)
Policy maintenance charges	(4,547)	(3,747)	(73,124)	(73,894)	(62,387)	(69,137)
Policy benefits and terminations	-	-	(33,033)	(43,608)	(50,803)	(88,304)
Other (1)	(8,485)	(132)	(9,333)	(8,656)	(19,616)	(13,834)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(34,538)	14,385	(63,330)	(37,554)	(93,382)	(161,058)
NET INCREASE (DECREASE) IN NET ASSETS	(22,899)	33,538	54,309	238,620	(51,658)	132,258
NET ASSETS
Beginning of Year	79,738	46,200	1,123,004	884,384	1,024,121	891,863
End of Year	$56,839	$79,738	$1,177,313	$1,123,004	$972,463	$1,024,121

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,375	7,698	(21)	4	4,744	3,776
Change in net unrealized appreciation (depreciation) on investments	33,249	111,284	2,435	8,125	(3,549)	22,825
Net Increase in Net Assets Resulting from Operations	37,624	118,982	2,414	8,129	1,195	26,601
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	29,997	27,953	3,115	2,567	7,479	6,604
Transfers between variable and fixed accounts, net	3,453	(1,667)	4,638	12,418	(16,439)	(18,106)
Policy maintenance charges	(31,218)	(33,685)	(2,413)	(2,379)	(5,630)	(5,878)
Policy benefits and terminations	(18,134)	(26,579)	(115)	(1,470)	-	(1,200)
Other (1)	635	(5,744)	(293)	347	(2,097)	(4,724)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,267)	(39,722)	4,932	11,483	(16,687)	(23,304)
NET INCREASE (DECREASE) IN NET ASSETS	22,357	79,260	7,346	19,612	(15,492)	3,297
NET ASSETS
Beginning of Year	450,883	371,623	37,508	17,896	87,349	84,052
End of Year	$473,240	$450,883	$44,854	$37,508	$71,857	$87,349

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	14,943	1,857	19,934	41,305	5,152	3,446
Change in net unrealized appreciation (depreciation) on investments	(16,478)	54,223	14,251	211,367	32,997	171,625
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,535)	56,080	34,185	252,672	38,149	175,071
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,453	12,328	41,659	43,989	34,110	27,798
Transfers between variable and fixed accounts, net	(35,703)	(4,587)	38,708	(37,903)	4,163	62,110
Policy maintenance charges	(9,919)	(11,853)	(44,974)	(51,279)	(41,385)	(42,510)
Policy benefits and terminations	(1,331)	(1,379)	(23,529)	(84,958)	(18,869)	(48,328)
Other (1)	(6,596)	(756)	(20,078)	(6,157)	(9,344)	(9,382)
Net Decrease in Net Assets Derived from Policy Transactions	(46,096)	(6,247)	(8,214)	(136,308)	(31,325)	(10,312)
NET INCREASE (DECREASE) IN NET ASSETS	(47,631)	49,833	25,971	116,364	6,824	164,759
NET ASSETS
Beginning of Year	215,849	166,016	825,155	708,791	697,522	532,763
End of Year	$168,218	$215,849	$851,126	$825,155	$704,346	$697,522

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(1,134)	6,658	13,962	17,501	888	1,238
Change in net unrealized appreciation (depreciation) on investments	193,122	271,277	200,393	(374)	18,074	34,428
Net Increase in Net Assets Resulting from Operations	191,988	277,935	214,355	17,127	18,962	35,666
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,882	48,060	47,160	45,833	17,531	17,025
Transfers between variable and fixed accounts, net	78,932	63,817	(16,475)	(20,852)	(2,105)	(6,350)
Policy maintenance charges	(47,978)	(44,868)	(45,910)	(48,254)	(13,170)	(14,742)
Policy benefits and terminations	(12,577)	(23,992)	(13,522)	(35,779)	(535)	(9,923)
Other (1)	9,128	(16,040)	(9,785)	(7,171)	(7,562)	2,765
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	71,387	26,977	(38,532)	(66,223)	(5,841)	(11,225)
NET INCREASE (DECREASE) IN NET ASSETS	263,375	304,912	175,823	(49,096)	13,121	24,441
NET ASSETS
Beginning of Year	774,613	469,701	740,055	789,151	192,893	168,452
End of Year	$1,037,988	$774,613	$915,878	$740,055	$206,014	$192,893

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,123	2,199	5,280	7,744	(1,102)	847
Change in net unrealized appreciation (depreciation) on investments	(60,815)	78,899	(63,174)	181,258	(3,080)	18,653
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,692)	81,098	(57,894)	189,002	(4,182)	19,500
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,036	62,200	61,541	56,222	9,198	6,216
Transfers between variable and fixed accounts, net	(81,357)	33,182	12,780	226,547	74,887	(3,854)
Policy maintenance charges	(47,376)	(58,744)	(59,176)	(64,756)	(8,757)	(6,595)
Policy benefits and terminations	(22,831)	(23,572)	(36,578)	(130,762)	-	(3,700)
Other (1)	(2,945)	(13,505)	(16,323)	(4,770)	(1,104)	1,239
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(107,473)	(439)	(37,756)	82,481	74,224	(6,694)
NET INCREASE (DECREASE) IN NET ASSETS	(151,165)	80,659	(95,650)	271,483	70,042	12,806
NET ASSETS
Beginning of Year	962,907	882,248	1,199,610	928,127	86,175	73,369
End of Year	$811,742	$962,907	$1,103,960	$1,199,610	$156,217	$86,175

	International Value		Precious Metals (2)		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,841	8,485	(750)	(215)	(22)	419
Change in net unrealized appreciation (depreciation) on investments	(70,468)	116,504	(5,486)	(12,936)	1,343	3,265
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,627)	124,989	(6,236)	(13,151)	1,321	3,684
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,799	52,195	5,136	4,234	18,562	4,679
Transfers between variable and fixed accounts, net	15,986	(19,197)	22,755	68,492	2,204	2,382
Policy maintenance charges	(39,162)	(45,987)	(3,279)	(1,513)	(2,707)	(2,924)
Policy benefits and terminations	(27,463)	(42,555)	-	-	-	(5,199)
Other (1)	(5,221)	(12,693)	80	-	7	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,061)	(68,237)	24,692	71,213	18,066	(1,063)
NET INCREASE (DECREASE) IN NET ASSETS	(75,688)	56,752	18,456	58,062	19,387	2,621
NET ASSETS
Beginning of Year or Period	655,308	598,556	58,062	-	18,843	16,222
End of Year or Period	$579,620	$655,308	$76,518	$58,062	$38,230	$18,843

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced on June 6, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	119	36	(8)	5	332	60
Change in net unrealized appreciation (depreciation) on investments	(44)	170	417	548	17,871	56,565
Net Increase in Net Assets Resulting from Operations	75	206	409	553	18,203	56,625
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	4,647	2,054	34,470	21,125
Transfers between variable and fixed accounts, net	-	-	1,259	2,446	3,683	11,315
Policy maintenance charges	(1,072)	(1,054)	(1,268)	(1,011)	(15,372)	(14,605)
Policy benefits and terminations	-	-	-	-	(6,747)	-
Other (1)	1	-	5	-	1,042	(9)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,071)	(1,054)	4,643	3,489	17,076	17,826
NET INCREASE (DECREASE) IN NET ASSETS	(996)	(848)	5,052	4,042	35,279	74,451
NET ASSETS
Beginning of Year	1,859	2,707	6,002	1,960	335,307	260,856
End of Year	$863	$1,859	$11,054	$6,002	$370,586	$335,307

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	771	578	11,762	88,854	26	737
Change in net unrealized appreciation on investments	5,352	10,953	43,602	98,228	131,312	376,310
Net Increase in Net Assets Resulting from Operations	6,123	11,531	55,364	187,082	131,338	377,047
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,623	27,584	140,181	147,112	237,792	238,136
Transfers between variable and fixed accounts, net	-	-	453,212	(514,808)	61,986	(23,978)
Policy maintenance charges	(31,162)	(28,549)	(124,666)	(170,283)	(155,053)	(151,538)
Policy benefits and terminations	-	-	(526,489)	(63,328)	(10,000)	(12,554)
Other (1)	(1)	-	14,695	30,203	(32,973)	(2,823)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,540)	(965)	(43,067)	(571,104)	101,752	47,243
NET INCREASE (DECREASE) IN NET ASSETS	2,583	10,566	12,297	(384,022)	233,090	424,290
NET ASSETS
Beginning of Year	153,612	143,046	1,192,932	1,576,954	2,556,333	2,132,043
End of Year	$156,195	$153,612	$1,205,229	$1,192,932	$2,789,423	$2,556,333

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$78	$36	$313	$195
Realized gain on investments	15,648	383	1	11	1,606	131
Change in net unrealized appreciation (depreciation) on investments	13,804	100,314	(142)	467	2,491	3,135
Net Increase (Decrease) in Net Assets Resulting from Operations	29,452	100,697	(63)	514	4,410	3,461
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	94,431	22,624	2,167	1,906	1,910	1,415
Transfers between variable and fixed accounts, net	29,846	18,537	175	74	23,840	19,026
Policy maintenance charges	(27,472)	(27,733)	(500)	(415)	(1,606)	(895)
Policy benefits and terminations	(105,554)	(12,681)	-	-		-
Other (2)	358	534	-	1	372	377
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,391)	1,281	1,842	1,566	24,516	19,923
NET INCREASE IN NET ASSETS	21,061	101,978	1,779	2,080	28,926	23,384
NET ASSETS
Beginning of Year or Period	584,921	482,943	3,775	1,695	23,384	-
End of Year or Period	$605,982	$584,921	$5,554	$3,775	$52,310	$23,384

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$768	$638	$6,311	$2,852	$4,458	$4,327
Realized gain on investments	8,825	1,240	23,606	11,236	16,094	3,466
Change in net unrealized appreciation (depreciation) on investments	(3,641)	15,640	(24,823)	18,076	45,549	130,852
Net Increase in Net Assets Resulting from Operations	5,952	17,518	5,094	32,164	66,101	138,645
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,112	3,667	32,206	32,035	20,809	23,645
Transfers between variable and fixed accounts, net	728	2,491	(21,988)	24,275	12,336	532
Policy maintenance charges	(4,750)	(4,784)	(16,072)	(15,865)	(36,660)	(34,071)
Policy benefits and terminations	-	(6,670)	-	(3,918)	(9,192)	(5,052)
Other (2)	116	106	(364)	192	(1,187)	(5,754)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	206	(5,190)	(6,218)	36,719	(13,894)	(20,700)
NET INCREASE (DECREASE) IN NET ASSETS	6,158	12,328	(1,124)	68,883	52,207	117,945
NET ASSETS
Beginning of Year	60,281	47,953	282,317	213,434	572,374	454,429
End of Year	$66,439	$60,281	$281,193	$282,317	$624,581	$572,374

(1) Operations commenced on March 25, 2013.

(2) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,221	$1,202	$35	$31	$36	$293
Realized gain on investments	1,459	8,925	42	29	7,838	442
Change in net unrealized appreciation (depreciation) on investments	1,056	2,595	29	246	(8,056)	2,995
Net Increase (Decrease) in Net Assets Resulting from Operations	3,736	12,722	106	306	(182)	3,730
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,196	14,196	880	670	2,051	1,124
Transfers between variable and fixed accounts, net	-	-	-	53	1,965	-
Policy maintenance charges	(12,919)	(13,001)	(556)	(431)	(1,129)	(2,052)
Policy benefits and terminations	-	(26,118)	-	-	(21,033)	-
Other (1)	263	1	-	-	5	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,540	(24,922)	324	292	(18,141)	(928)
NET INCREASE (DECREASE) IN NET ASSETS	5,276	(12,200)	430	598	(18,323)	2,802
NET ASSETS
Beginning of Year	80,646	92,846	2,015	1,417	21,022	18,220
End of Year	$85,922	$80,646	$2,445	$2,015	$2,699	$21,022

	Fidelity VIP Freedom 2035 Service Class 2 (2)		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$991	$1,036	$-	$19	$72	$913
Realized gain on investments	1,230	496	73	117	9,338	43,917
Change in net unrealized appreciation on investments	1,241	4,953	4,894	11,262	12,551	53,003
Net Increase in Net Assets Resulting from Operations	3,462	6,485	4,967	11,398	21,961	97,833
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	2,281	2,444	21,722	26,136
Transfers between variable and fixed accounts, net	-	70,595	1,393	9,290	(2,651)	2,785
Policy maintenance charges	(2,910)	(1,221)	(2,740)	(2,417)	(18,518)	(17,416)
Policy benefits and terminations	-	-	-	(823)	(9,254)	(5,531)
Other (1)	-	1	361	372	(901)	(2,418)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,910)	69,375	1,295	8,866	(9,602)	3,556
NET INCREASE IN NET ASSETS	552	75,860	6,262	20,264	12,359	101,389
NET ASSETS
Beginning of Year or Period	75,860	-	45,334	25,070	369,272	267,883
End of Year or Period	$76,412	$75,860	$51,596	$45,334	$381,631	$369,272

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced on July 22, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Fidelity VIP Money Market Service Class (1)		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$42		$393	$306	$301	$47
Realized gain (loss) on investments	-		430	40	(50)	492
Change in net unrealized appreciation (depreciation) on investments	-		2,341	10,013	(2,072)	399
Net Increase (Decrease) in Net Assets Resulting from Operations	42		3,164	10,359	(1,821)	938
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	607,182		2,345	6,158	443	603
Transfers between variable and fixed accounts, net	228,836		(38)	6,765	18,418	(8,799)
Policy maintenance charges	(72,283)		(3,407)	(2,918)	(1,455)	(582)
Policy benefits and terminations	(118)		(1,778)	-	-	-
Other (2)	596		17	391	1	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	764,213		(2,861)	10,396	17,407	(8,778)
NET INCREASE (DECREASE) IN NET ASSETS	764,255		303	20,755	15,586	(7,840)
NET ASSETS
Beginning of Year or Period	-		48,844	28,089	2,256	10,096
End of Year or Period	$764,255		$49,147	$48,844	$17,842	$2,256

	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		Janus Aspen Series Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,537	$4,369	$62	$42	$5,108	$5,271
Realized gain (loss) on investments	188	1,055	122	182	13,478	(22,367)
Change in net unrealized appreciation (depreciation) on investments	(3,404)	(3,619)	(10)	191	(40,025)	45,580
Net Increase (Decrease) in Net Assets Resulting from Operations	2,321	1,805	174	415	(21,439)	28,484
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,197	11,636	1,011	1,011	7,038	10,916
Transfers between variable and fixed accounts, net	(25,990)	(13,005)	-	-	(14,182)	(42,419)
Policy maintenance charges	(4,745)	(6,429)	(439)	(408)	(5,169)	(7,103)
Policy benefits and terminations	(400)	(1,833)	-	-	-	-
Other (2)	94	95	-	-	534	689
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(25,844)	(9,536)	572	603	(11,779)	(37,917)
NET INCREASE (DECREASE) IN NET ASSETS	(23,523)	(7,731)	746	1,018	(33,218)	(9,433)
NET ASSETS
Beginning of Year	120,782	128,513	3,391	2,373	186,231	195,664
End of Year	$97,259	$120,782	$4,137	$3,391	$153,013	$186,231

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013

	Janus Aspen Series Enterprise Service Shares		Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32	$302	$8	$13	$13	$18
Realized gain on investments	7,302	924	231	293	9,219	3,433
Change in net unrealized appreciation (depreciation) on investments	3,780	21,861	(61)	157	6,092	8,447
Net Increase in Net Assets Resulting from Operations	11,114	23,087	178	463	15,324	11,898
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,221	3,928	161	227	10,391	6,283
Transfers between variable and fixed accounts, net	(1,425)	626	143	(69)	115,584	30,159
Policy maintenance charges	(3,435)	(3,686)	(792)	(717)	(11,067)	(5,899)
Policy benefits and terminations	-	-	-	(291)	-	-
Other (1)	(6,996)	375	2	-	11	12
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,635)	1,243	(486)	(850)	114,919	30,555
NET INCREASE (DECREASE) IN NET ASSETS	3,479	24,330	(308)	(387)	130,243	42,453
NET ASSETS
Beginning of Year	92,329	67,999	1,561	1,948	59,882	17,429
End of Year	$95,808	$92,329	$1,253	$1,561	$190,125	$59,882

	ClearBridge Variable Mid Cap Core—Class II		Lord Abbett Bond Debenture Class VC (2)		Lord Abbett Developing Growth Class VC (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$4	$1,690		$-	$-
Realized gain (loss) on investments	427	3,985	819		(1,687)	368
Change in net unrealized appreciation (depreciation) on investments	(134)	(297)	(2,322)		559	(225)
Net Increase (Decrease) in Net Assets Resulting from Operations	295	3,692	187		(1,128)	143
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	684	591	-		3,911	352
Transfers between variable and fixed accounts, net	(36)	(9,999)	38,784		9,398	4,619
Policy maintenance charges	(1,175)	(1,031)	(82)		(1,615)	(174)
Policy benefits and terminations	-	-	-		-	-
Other (1)	11	(5,877)	-		1	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(516)	(16,316)	38,702		11,695	4,797
NET INCREASE (DECREASE) IN NET ASSETS	(221)	(12,624)	38,889		10,567	4,940
NET ASSETS
Beginning of Year or Period	3,215	15,839	-		4,940	-
End of Year or Period	$2,994	$3,215	$38,889		$15,507	$4,940

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(3) Operations commenced on May 29, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC (1)		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32	$14	$2,040	$401	$485	$492
Realized gain (loss) on investments	1,258	763	77	(3)	4	12
Change in net unrealized appreciation (depreciation) on investments	(816)	560	(291)	(511)	(2,004)	2,616
Net Increase (Decrease) in Net Assets Resulting from Operations	474	1,337	1,826	(113)	(1,515)	3,120
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	677	386	1,411	1,411	-	-
Transfers between variable and fixed accounts, net	19	1,907	81,376	20,062	-	-
Policy maintenance charges	(377)	(245)	(2,014)	(532)	(642)	(636)
Policy benefits and terminations	-	-	-	-	-	-
Other (2)	1	-	(2)	-	84	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	320	2,048	80,771	20,941	(558)	(635)
NET INCREASE (DECREASE) IN NET ASSETS	794	3,385	82,597	20,828	(2,073)	2,485
NET ASSETS
Beginning of Year or Period	6,528	3,143	20,828	-	21,949	19,464
End of Year or Period	$7,322	$6,528	$103,425	$20,828	$19,876	$21,949

	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5	$61	$-	$-	$126	$256
Realized gain on investments	1,659	2,020	4,288	3,388	1,197	1,168
Change in net unrealized appreciation (depreciation) on investments	(410)	1,503	648	8,320	(323)	1,464
Net Increase in Net Assets Resulting from Operations	1,254	3,584	4,936	11,708	1,000	2,888
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	-	-	-	-	-	-
Policy maintenance charges	(313)	(374)	(1,197)	(1,128)	(266)	(324)
Policy benefits and terminations	-	-	-	-	-	-
Other (2)	(20)	(3,494)	74	(2,418)	(17)	(2,956)
Net Decrease in Net Assets Derived from Policy Transactions	(333)	(3,868)	(1,123)	(3,546)	(283)	(3,280)
NET INCREASE (DECREASE) IN NET ASSETS	921	(284)	3,813	8,162	717	(392)
NET ASSETS
Beginning of Year	12,535	12,819	40,370	32,208	10,482	10,874
End of Year	$13,456	$12,535	$44,183	$40,370	$11,199	$10,482

(1) Operations commenced on June 6, 2013.

(2) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013

	MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class		Oppenheimer Global Fund/VA Service Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$6,613	$6,237	$378	$442
Realized gain on investments	10,940	653	12,743	5,138	2,051	36
Change in net unrealized appreciation (depreciation) on investments	(14,952)	14,996	19,164	37,126	(1,876)	5,657
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,012)	15,649	38,520	48,501	553	6,135
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,255	3,909	10,889	13,545	57	33
Transfers between variable and fixed accounts, net	(4,370)	6,578	1,399	39,062	17,860	38,744
Policy maintenance charges	(2,319)	(3,573)	(15,664)	(14,057)	(1,993)	(938)
Policy benefits and terminations	-	-	-	-	-	-
Other (2)	(1)	222	937	724	134	5
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,435)	7,136	(2,439)	39,274	16,058	37,844
NET INCREASE (DECREASE) IN NET ASSETS	(8,447)	22,785	36,081	87,775	16,611	43,979
NET ASSETS
Beginning of Year or Period	56,544	33,759	311,704	223,929	43,979	-
End of Year or Period	$48,097	$56,544	$347,785	$311,704	$60,590	$43,979

	PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,237	$2,378	$-	$9	$-	$-
Realized gain (loss) on investments	(367)	(118)	168	(152)	(51)	173
Change in net unrealized appreciation (depreciation) on investments	2,330	(8,532)	(367)	663	23,921	73,652
Net Increase (Decrease) in Net Assets Resulting from Operations	4,200	(6,272)	(199)	520	23,870	73,825
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	895	18,422	305	235	23,891	15,943
Transfers between variable and fixed accounts, net	(485)	4,844	(2,809)	143	8,335	5,415
Policy maintenance charges	(2,449)	(2,298)	(106)	(284)	(16,046)	(14,175)
Policy benefits and terminations	-	-	-	(207)	(2,633)	(547)
Other (2)	(6,840)	-	-	-	561	3,466
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,879)	20,968	(2,610)	(113)	14,108	10,102
NET INCREASE (DECREASE) IN NET ASSETS	(4,679)	14,696	(2,809)	407	37,978	83,927
NET ASSETS
Beginning of Year	91,970	77,274	2,880	2,473	257,138	173,211
End of Year	$87,291	$91,970	$71	$2,880	$295,116	$257,138

(1) Operations commenced June 14, 2013.

(2) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,712	$3,472	$306	$2,304
Realized gain (loss) on investments	358	5,316	(4,322)	1,515
Change in net unrealized appreciation (depreciation) on investments	16,531	53,972	(52,354)	30,757
Net Increase (Decrease) in Net Assets Resulting from Operations	21,601	62,760	(56,370)	34,576
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,394	5,019	33,681	35,158
Transfers between variable and fixed accounts, net	19,848	63,234	61,738	(6,911)
Policy maintenance charges	(13,187)	(11,034)	(28,054)	(31,909)
Policy benefits and terminations	—	—	(7,231)	(22,283)
Other (1)	(1,719)	(16,623)	(5,761)	(2,422)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,336	40,596	54,373	(28,367)
NET INCREASE (DECREASE) IN NET ASSETS	31,937	103,356	(1,997)	6,209
NET ASSETS
Beginning of Year	293,630	190,274	344,019	337,810
End of Year	$325,567	$293,630	$342,022	$344,019

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Diversified Bond
2014	$14.79	15,384	$227,539	0.00%	0.00%	7.69%
2013	13.73	7,437	102,136	0.00%	0.00%	(1.15%	)
2012	13.89	13,331	185,217	0.00%	3.40%	8.37%
2011	12.82	8,303	106,450	0.00%	14.38%	5.94%
2010	12.10	26,087	315,700	0.00%	3.13%	8.04%
Floating Rate Income (4)
04/28/2014 - 12/31/2014	$10.27	5	$49	0.00%	0.00%	(0.50%	)
Floating Rate Loan
2014	$10.81	8,717	$94,213	0.00%	0.00%	0.84%
2013	10.72	10,862	116,424	0.00%	0.00%	4.53%
2012	10.25	1,647	16,888	0.00%	4.90%	8.10%
2011	9.49	1,721	16,323	0.00%	15.43%	2.50%
2010	9.25	7,230	66,908	0.00%	4.68%	7.27%
High Yield Bond
2014	$22.83	18,583	$424,208	0.00%	0.00%	0.37%
2013	22.74	19,822	450,813	0.00%	0.00%	7.25%
2012	21.21	26,949	571,487	0.00%	7.37%	15.30%
2011	18.39	25,178	463,087	0.00%	10.95%	3.42%
2010	17.79	33,425	594,475	0.00%	8.02%	14.52%
Inflation Managed
2014	$22.70	31,162	$707,334	0.00%	0.00%	3.11%
2013	22.01	32,855	723,272	0.00%	0.00%	(8.92%	)
2012	24.17	42,336	1,023,216	0.00%	2.47%	9.87%
2011	22.00	43,433	955,462	0.00%	5.52%	11.85%
2010	19.67	60,821	1,196,208	0.00%	1.98%	8.78%
Inflation Strategy
2014(5)	$10.57	-	$-	0.00%	0.00%	2.33%
03/19/2013 - 12/31/2013	10.32	1,984	20,487	0.00%	0.00%	(8.98%	)
Managed Bond
2014	$24.38	61,515	$1,499,709	0.00%	0.00%	4.43%
2013	23.34	65,759	1,535,131	0.00%	0.00%	(2.21%	)
2012	23.87	70,035	1,671,838	0.00%	5.12%	10.72%
2011	21.56	75,391	1,625,401	0.00%	5.39%	3.84%
2010	20.76	96,582	2,005,246	0.00%	3.56%	8.96%
Short Duration Bond
2014	$12.68	20,968	$265,911	0.00%	0.00%	0.67%
2013	12.60	20,081	252,980	0.00%	0.00%	0.40%
2012	12.55	31,371	393,648	0.00%	0.83%	3.19%
2011	12.16	30,350	369,051	0.00%	3.12%	0.87%
2010	12.05	38,128	459,623	0.00%	1.47%	3.40%
Emerging Markets Debt
2014	$9.95	6,531	$64,995	0.00%	0.00%	(3.83%	)
2013	10.35	6,648	68,796	0.00%	0.00%	(6.44%	)
10/24/2012 - 12/31/2012	11.06	37	414	0.00%	See Note (6)	1.98%
American Funds Growth
2014	$20.86	27,537	$574,319	0.00%	0.00%	8.23%
2013	19.27	28,509	549,400	0.00%	0.00%	29.63%
2012	14.87	31,227	464,226	0.00%	0.16%	17.45%
2011	12.66	34,610	438,074	0.00%	0.20%	(4.66%	)
2010(7)	13.28	42,722	567,159	0.00%	0.00%	18.26%
American Funds Growth-Income
2014	$19.73	16,508	$325,637	0.00%	0.00%	10.34%
2013	17.88	19,599	350,409	0.00%	0.00%	32.99%
2012	13.44	25,117	337,655	0.00%	1.12%	17.06%
2011	11.48	26,575	305,181	0.00%	0.73%	(2.24%	)
2010(7)	11.75	48,299	567,343	0.00%	0.00%	11.03%
Comstock
2014	$19.77	19,253	$380,619	0.00%	0.00%	9.16%
2013	18.11	21,914	396,881	0.00%	0.00%	35.58%
2012	13.36	27,819	371,593	0.00%	1.88%	18.54%
2011	11.27	29,049	327,329	0.00%	7.78%	(2.11%	)
2010	11.51	48,968	563,646	0.00%	1.30%	15.42%
Dividend Growth
2014	$21.24	15,920	$338,185	0.00%	0.00%	12.10%
2013	18.95	18,494	350,445	0.00%	0.00%	30.11%
2012	14.56	19,399	282,521	0.00%	1.65%	14.55%
2011	12.71	19,599	249,171	0.00%	2.95%	3.27%
2010	12.31	28,107	346,024	0.00%	0.94%	10.77%

See Notes to Financial Statements	25	See explanation of references on 30 and 31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Equity Index
2014	$18.19	108,495	$1,973,474	0.00%	0.00%	13.38%
2013	16.04	103,166	1,655,038	0.00%	0.00%	31.92%
2012	12.16	100,717	1,224,795	0.00%	2.30%	15.77%
2011	10.50	112,336	1,180,023	0.00%	2.75%	1.82%
2010	10.32	135,820	1,401,161	0.00%	2.16%	14.81%
Focused Growth
2014	$31.22	9,241	$288,494	0.00%	0.00%	10.08%
2013	28.36	9,796	277,816	0.00%	0.00%	33.51%
2012	21.24	9,933	210,999	0.00%	0.00%	23.21%
2011	17.24	11,467	197,692	0.00%	0.00%	(9.70%	)
2010	19.09	11,907	227,317	0.00%	0.00%	10.35%
Growth
2014	$11.82	32,219	$380,792	0.00%	0.00%	8.88%
2013	10.86	35,935	390,088	0.00%	0.00%	34.21%
2012	8.09	40,286	325,847	0.00%	0.85%	18.24%
2011	6.84	55,787	381,627	0.00%	0.94%	(6.06%	)
2010	7.28	82,296	599,289	0.00%	1.10%	11.24%
Large-Cap Growth
2014	$14.33	54,695	$783,778	0.00%	0.00%	8.43%
2013	13.22	57,963	766,015	0.00%	0.00%	37.48%
2012	9.61	71,479	687,118	0.00%	0.00%	18.23%
2011	8.13	73,960	601,336	0.00%	0.00%	1.07%
2010	8.04	91,936	739,597	0.00%	0.00%	14.53%
Large-Cap Value
2014	$22.15	53,684	$1,189,030	0.00%	0.00%	11.50%
2013	19.86	56,729	1,126,863	0.00%	0.00%	32.26%
2012	15.02	70,091	1,052,720	0.00%	1.97%	16.40%
2011	12.90	73,112	943,349	0.00%	6.79%	4.72%
2010	12.32	101,498	1,250,605	0.00%	1.02%	9.08%
Long/Short Large-Cap
2014	$16.97	3,350	$56,839	0.00%	0.00%	15.52%
2013	14.69	5,429	79,738	0.00%	0.00%	35.13%
2012	10.87	4,251	46,200	0.00%	0.80%	18.09%
2011	9.20	3,645	33,551	0.00%	3.55%	(2.60%	)
2010	9.45	20,724	195,839	0.00%	0.87%	12.22%
Main Street Core
2014	$18.06	65,189	$1,177,313	0.00%	0.00%	10.82%
2013	16.30	68,907	1,123,004	0.00%	0.00%	31.77%
2012	12.37	71,504	884,384	0.00%	0.97%	17.02%
2011	10.57	88,025	930,384	0.00%	1.12%	0.48%
2010	10.52	116,302	1,223,437	0.00%	1.01%	16.14%
Mid-Cap Equity
2014	$31.15	31,218	$972,463	0.00%	0.00%	4.23%
2013	29.89	34,266	1,024,121	0.00%	0.00%	36.21%
2012	21.94	40,647	891,863	0.00%	0.67%	7.35%
2011	20.44	45,324	926,410	0.00%	0.79%	(5.40%	)
2010	21.61	60,714	1,311,741	0.00%	0.99%	23.49%
Mid-Cap Growth
2014	$18.85	25,104	$473,240	0.00%	0.00%	8.49%
2013	17.38	25,949	450,883	0.00%	0.00%	33.09%
2012	13.06	28,464	371,623	0.00%	0.39%	7.49%
2011	12.15	32,636	396,385	0.00%	0.00%	(7.81%	)
2010	13.17	43,428	572,127	0.00%	0.09%	33.32%
Mid-Cap Value
2014	$27.20	1,649	$44,854	0.00%	0.00%	6.49%
2013	25.54	1,468	37,508	0.00%	0.00%	33.89%
2012	19.08	938	17,896	0.00%	1.14%	14.49%
2011	16.66	957	15,949	0.00%	6.85%	(5.69%	)
2010	17.67	7,635	134,888	0.00%	1.10%	21.20%
Small-Cap Equity
2014	$25.49	2,819	$71,857	0.00%	0.00%	1.71%
2013	25.06	3,486	87,349	0.00%	0.00%	35.45%
2012	18.50	4,544	84,052	0.00%	1.70%	15.93%
2011	15.96	4,389	70,040	0.00%	3.54%	(3.38%	)
2010	16.52	12,340	203,798	0.00%	0.83%	20.11%
Small-Cap Growth
2014	$14.80	11,368	$168,218	0.00%	0.00%	0.37%
2013	14.74	14,641	215,849	0.00%	0.00%	33.87%
2012	11.01	15,074	166,016	0.00%	0.08%	12.87%
2011	9.76	14,939	145,769	0.00%	0.00%	(3.10%	)
2010	10.07	28,192	283,871	0.00%	0.00%	26.01%
Small-Cap Index
2014	$27.98	30,421	$851,126	0.00%	0.00%	4.39%
2013	26.80	30,787	825,155	0.00%	0.00%	38.28%
2012	19.38	36,567	708,791	0.00%	1.02%	16.13%
2011	16.69	44,373	740,613	0.00%	0.61%	(4.51%	)
2010	17.48	48,404	846,050	0.00%	0.92%	26.42%

See Notes to Financial Statements	26	See explanation of references on 30 and 31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Small-Cap Value
2014	$40.34	17,461	$704,346	0.00%	0.00%	5.64%
2013	38.18	18,267	697,522	0.00%	0.00%	32.49%
2012	28.82	18,485	532,763	0.00%	2.01%	11.09%
2011	25.94	19,810	513,933	0.00%	2.42%	2.31%
2010	25.36	21,906	555,517	0.00%	2.20%	25.34%
Health Sciences
2014	$47.68	21,768	$1,037,988	0.00%	0.00%	24.53%
2013	38.29	20,230	774,613	0.00%	0.00%	56.49%
2012	24.47	19,196	469,701	0.00%	0.00%	25.68%
2011	19.47	19,793	385,363	0.00%	0.00%	11.94%
2010	17.39	20,604	358,357	0.00%	0.00%	23.34%
Real Estate
2014	$49.01	18,688	$915,878	0.00%	0.00%	30.59%
2013	37.53	19,720	740,055	0.00%	0.00%	1.71%
2012	36.90	21,388	789,151	0.00%	1.15%	16.21%
2011	31.75	23,079	732,772	0.00%	0.00%	6.12%
2010	29.92	25,856	773,561	0.00%	1.41%	30.54%
Technology
2014	$11.59	17,772	$206,014	0.00%	0.00%	9.85%
2013	10.55	18,279	192,893	0.00%	0.00%	22.50%
2012	8.61	19,555	168,452	0.00%	0.00%	7.14%
2011	8.04	21,429	172,299	0.00%	0.00%	(4.90%	)
2010	8.45	24,436	206,600	0.00%	0.00%	21.50%
Emerging Markets
2014	$48.68	16,676	$811,742	0.00%	0.00%	(4.99%	)
2013	51.24	18,794	962,907	0.00%	0.00%	8.75%
2012	47.11	18,726	882,248	0.00%	0.76%	21.52%
2011	38.77	18,254	707,717	0.00%	1.90%	(17.97%	)
2010	47.26	25,412	1,201,011	0.00%	1.16%	27.02%
International Large-Cap
2014	$17.72	62,304	$1,103,960	0.00%	0.00%	(5.02%	)
2013	18.66	64,302	1,199,610	0.00%	0.00%	18.42%
2012	15.75	58,915	928,127	0.00%	1.47%	22.53%
2011	12.86	66,538	855,456	0.00%	5.30%	(10.12%	)
2010	14.30	83,979	1,201,211	0.00%	1.19%	10.38%
International Small-Cap
2014	$11.81	13,227	$156,217	0.00%	0.00%	(2.42%	)
2013	12.10	7,120	86,175	0.00%	0.00%	28.09%
2012	9.45	7,765	73,369	0.00%	2.34%	19.44%
2011	7.91	9,193	72,722	0.00%	16.57%	(12.27%	)
2010	9.02	19,858	179,056	0.00%	2.65%	24.86%
International Value
2014	$10.85	53,407	$579,620	0.00%	0.00%	(10.54%	)
2013	12.13	54,014	655,308	0.00%	0.00%	21.68%
2012	9.97	60,033	598,556	0.00%	3.38%	17.82%
2011	8.46	62,452	528,504	0.00%	8.61%	(12.90%	)
2010	9.72	78,315	760,943	0.00%	2.42%	2.59%
Precious Metals
2014	$7.03	10,891	$76,518	0.00%	0.00%	(7.99%	)
06/06/2013 - 12/31/2013	7.64	7,604	58,062	0.00%	0.00%	(24.34%	)
American Funds Asset Allocation
2014	$22.02	1,736	$38,230	0.00%	0.00%	5.14%
2013	20.94	900	18,843	0.00%	0.00%	23.28%
2012	16.99	955	16,222	0.00%	2.37%	15.71%
2011	14.68	420	6,169	0.00%	3.74%	0.93%
2010	14.54	205	2,979	0.00%	0.00%	12.04%
Pacific Dynamix - Conservative Growth
2014	$16.38	53	$863	0.00%	0.00%	5.50%
2013	15.52	120	1,859	0.00%	0.00%	9.39%
2012	14.19	191	2,707	0.00%	2.51%	9.42%
2011	12.97	82	1,066	0.00%	2.35%	2.92%
2010	12.60	102	1,281	0.00%	1.86%	10.28%
Pacific Dynamix - Moderate Growth
2014	$18.23	606	$11,054	0.00%	0.00%	5.53%
2013	17.28	347	6,002	0.00%	0.00%	14.95%
06/28/2012 - 12/31/2012	15.03	130	1,960	0.00%	1.99%	7.76%
Pacific Dynamix - Growth
2014	$20.16	18,385	$370,586	0.00%	0.00%	5.43%
2013	19.12	17,538	335,307	0.00%	0.00%	20.98%
2012	15.80	16,507	260,856	0.00%	See Note (8)	13.76%
2011	13.89	717	9,956	0.00%	3.01%	(1.85%	)
2010	14.15	100	1,414	0.00%	0.28%	13.82%
Portfolio Optimization Moderate-Conservative
2014	$12.16	12,850	$156,195	0.00%	0.00%	4.03%
2013	11.68	13,147	153,612	0.00%	0.00%	8.16%
2012	10.80	13,242	143,046	0.00%	2.21%	11.65%
06/24/2011 - 12/31/2011	9.67	12,285	118,860	0.00%	1.45%	(0.75%	)

See Notes to Financial Statements	27	See explanation of references on 30 and 31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Portfolio Optimization Moderate
2014	$12.52	96,253	$1,205,229	0.00%	0.00%	4.62%
2013	11.97	99,672	1,192,932	0.00%	0.00%	12.74%
2012	10.62	148,542	1,576,954	0.00%	1.93%	12.94%
05/03/2011 - 12/31/2011	9.40	172,205	1,618,646	0.00%	1.34%	(5.69%)
Portfolio Optimization Growth
2014	$12.86	216,836	$2,789,423	0.00%	0.00%	5.08%
2013	12.24	208,821	2,556,333	0.00%	0.00%	17.46%
2012	10.42	204,572	2,132,043	0.00%	1.82%	14.02%
05/05/2011 - 12/31/2011	9.14	194,090	1,774,070	0.00%	1.03%	(6.83%)
Portfolio Optimization Aggressive-Growth
2014	$12.99	46,658	$605,982	0.00%	0.00%	5.29%
2013	12.34	47,418	584,921	0.00%	0.00%	20.86%
2012	10.21	47,319	482,943	0.00%	1.50%	15.17%
06/24/2011 - 12/31/2011	8.86	46,331	410,577	0.00%	0.91%	(5.32%)
Invesco V.I. International Growth Series II
2014	$12.44	446	$5,554	0.00%	1.62%	0.09%
2013	12.43	304	3,775	0.00%	1.32%	18.72%
08/07/2012 - 12/31/2012	10.47	162	1,695	0.00%	3.23%	5.76%
American Century VP Mid Cap Value Class II
2014	$16.04	3,261	$52,310	0.00%	1.05%	16.24%
03/25/2013 - 12/31/2013	13.80	1,694	23,384	0.00%	1.23%	17.94%
BlackRock Basic Value V.I. Class III
2014	$17.86	3,719	$66,439	0.00%	1.21%	9.63%
2013	16.30	3,699	60,281	0.00%	1.14%	37.65%
2012	11.84	4,050	47,953	0.00%	1.50%	13.81%
2011	10.40	4,369	45,452	0.00%	1.77%	(2.78%)
2010	10.70	3,453	36,944	0.00%	1.46%	12.51%
BlackRock Global Allocation V.I. Class III
2014	$18.27	15,390	$281,193	0.00%	2.31%	1.93%
2014	17.92	15,750	282,317	0.00%	1.20%	14.42%
2012	15.67	13,624	213,434	0.00%	1.29%	9.97%
2011	14.25	14,852	211,591	0.00%	2.74%	(3.64%)
2010	14.78	9,956	147,196	0.00%	0.76%	9.76%
Fidelity VIP Contrafund Service Class 2
2014	$21.41	29,173	$624,581	0.00%	0.75%	11.65%
2013	19.17	29,851	572,374	0.00%	0.84%	30.95%
2012	14.64	31,035	454,429	0.00%	1.08%	16.14%
2011	12.61	33,565	423,172	0.00%	0.82%	(2.78%)
2010	12.97	33,770	437,945	0.00%	1.17%	16.93%
Fidelity VIP Freedom 2020 Service Class 2
2014	$13.11	6,556	$85,922	0.00%	1.46%	4.60%
2013	12.53	6,436	80,646	0.00%	1.42%	15.63%
2012	10.84	8,568	92,846	0.00%	1.70%	13.07%
2011	9.58	9,459	90,657	0.00%	1.99%	(1.24%)
2010	9.70	9,272	89,975	0.00%	2.05%	14.33%
Fidelity VIP Freedom 2025 Service Class 2
2014	$13.58	180	$2,445	0.00%	1.56%	4.85%
2013	12.95	156	2,015	0.00%	1.84%	19.71%
2012	10.82	131	1,417	0.00%	1.82%	14.80%
07/25/2011 - 12/31/2011	9.42	106	998	0.00%	4.62%	(7.82%)
Fidelity VIP Freedom 2030 Service Class 2
2014	$13.05	207	$2,699	0.00%	0.51%	4.74%
2013	12.46	1,687	21,022	0.00%	1.54%	21.41%
2012	10.26	1,775	18,220	0.00%	2.01%	15.18%
2011	8.91	1,554	13,848	0.00%	1.81%	(2.83%)
2010	9.17	1,699	15,580	0.00%	2.04%	15.89%
Fidelity VIP Freedom 2035 Service Class 2
2014	$13.59	5,623	$76,412	0.00%	1.30%	4.65%
07/22/2013 - 12/31/2013	12.98	5,842	75,860	0.00%	3.28%	9.30%
Fidelity VIP Growth Service Class 2
2014	$19.17	2,692	$51,596	0.00%	0.00%	11.01%
2013	17.27	2,626	45,334	0.00%	0.05%	36.00%
2012	12.70	1,975	25,070	0.00%	0.54%	14.40%
2011	11.10	854	9,480	0.00%	0.12%	(0.03%)
2010	11.10	963	10,689	0.00%	0.03%	23.86%
Fidelity VIP Mid Cap Service Class 2
2014	$20.60	18,522	$381,631	0.00%	0.02%	6.03%
2013	19.43	19,004	369,272	0.00%	0.29%	35.87%
2012	14.30	18,731	267,883	0.00%	0.40%	14.56%
2011	12.48	18,413	229,862	0.00%	0.02%	(10.85%)
2010	14.00	17,047	238,712	0.00%	0.14%	28.57%
Fidelity VIP Money Market Service Class (4)
04/30/2014 - 12/31/2014	$10.00	76,418	$764,255	0.00%	0.01%	0.01%

See Notes to Financial Statements	28	See explanation of references on 30 and 31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Fidelity VIP Value Strategies Service Class 2
2014	$18.27	2,690	$49,147	0.00%	0.80%	6.51%
2013	17.15	2,848	48,844	0.00%	0.77%	30.18%
2012	13.18	2,132	28,089	0.00%	0.36%	27.06%
2011	10.37	2,393	24,814	0.00%	0.81%	(9.04%)
2010	11.40	1,908	21,751	0.00%	0.44%	26.34%
Templeton Foreign VIP Class 2
2014	$11.99	1,488	$17,842	0.00%	2.17%	(11.13%)
2013	13.50	167	2,256	0.00%	0.80%	22.97%
12/19/2012 - 12/31/2012	10.98	920	10,096	0.00%	0.00%	(0.14%)
Templeton Global Bond VIP Class 2
2014	$12.39	7,847	$97,259	0.00%	5.10%	1.83%
2013	12.17	9,923	120,782	0.00%	3.63%	1.63%
2012	11.98	10,731	128,513	0.00%	5.83%	15.07%
2011	10.41	8,040	83,686	0.00%	5.25%	(0.87%)
07/07/2010 - 12/31/2010	10.50	3,144	33,012	0.00%	0.00%	8.94%
GE Investments Total Return Class 3
2014	$13.88	298	$4,137	0.00%	1.61%	5.07%
2013	13.21	257	3,391	0.00%	1.47%	14.64%
2012	11.52	206	2,373	0.00%	1.48%	12.25%
2011	10.27	149	1,526	0.00%	1.83%	(3.10%)
07/07/2010 - 12/31/2010	10.59	87	917	0.00%	2.25%	14.03%
Janus Aspen Series Overseas Service Shares
2014	$9.85	15,541	$156,013	0.00%	2.95%	(12.10%)
2013	11.20	16,626	186,231	0.00%	2.90%	14.28%
2012	9.80	19,963	195,664	0.00%	0.62%	13.18%
2011	8.66	20,044	173,575	0.00%	0.37%	(32.34%)
2010	12.80	17,007	217,667	0.00%	0.56%	25.02%
Janus Aspen Series Enterprise Service Shares
2014	$19.23	4,983	$95,808	0.00%	0.03%	12.24%
2014	17.13	5,390	92,329	0.00%	0.36%	32.04%
2012	12.97	5,242	67,999	0.00%	0.00%	16.99%
2011	11.09	2,972	32,951	0.00%	0.00%	(1.65%)
2010	11.27	3,044	34,324	0.00%	0.00%	25.52%
Lazard Retirement U.S. Strategic Equity Service Class
2014	$14.93	84	$1,251	0.00%	0.57%	14.71%
2013	13.02	120	1,561	0.00%	0.73%	28.07%
2012	10.17	192	1,948	0.00%	1.40%	14.01%
2011	8.92	123	1,100	0.00%	1.30%	1.96%
2010	8.75	44	389	0.00%	0.85%	12.85%
ClearBridge Variable Aggressive Growth - Class II
2014	$20.69	9,188	$190,125	0.00%	0.01%	20.08%
2013	17.23	3,475	59,882	0.00%	0.05%	47.37%
2012	11.69	1,490	17,429	0.00%	0.10%	18.46%
2011	9.87	1,363	13,453	0.00%	0.00%	2.16%
09/14/2010 - 12/31/2010	9.66	387	3,741	0.00%	0.00%	17.48%
ClearBridge Variable Mid Cap Core - Class II
2014	$17.43	172	$2,994	0.00%	0.07%	7.82%
2013	16.17	199	3,215	0.00%	0.04%	37.05%
2012	11.80	1,342	15,839	0.00%	0.83%	17.61%
2011	10.03	457	4,580	0.00%	0.00%	(4.14%)
2010	10.46	421	4,404	0.00%	0.00%	22.06%
Lord Abbett Bond Debenture Class VC (4)
12/09/2014 - 12/31/2014	$10.11	3,845	$38,889	0.00%	See Note (9)	0.53%
Lord Abbett Developing Growth Class VC
2014	$16.15	960	$15,507	0.00%	0.00%	3.71%
05/29/2013 - 12/31/2013	15.57	317	4,940	0.00%	0.00%	29.42%
Lord Abbett Fundamental Equity Class VC
2014	$16.38	447	$7,322	0.00%	0.48%	7.14%
2013	15.29	427	6,528	0.00%	0.30%	35.76%
2012	11.26	279	3,143	0.00%	0.58%	10.58%
07/05/2011 - 12/31/2011	10.18	181	1,843	0.00%	0.43%	(10.66%)
Lord Abbett Total Return Class VC
2014	$10.32	10,024	$103,425	0.00%	4.59%	6.08%
06/06/2013 - 12/31/2013	9.73	2,141	20,828	0.00%	3.57%	(0.93%)
I
2014	$10.71	1,855	$19,876	0.00%	2.25%	(7.06%)
2013	11.53	1,904	21,949	0.00%	2.42%	16.32%
2012	9.91	1,964	19,464	0.00%	2.09%	20.68%
2011	8.21	2,030	16,672	0.00%	3.19%	(13.56%)
2010	9.50	1,724	16,380	0.00%	3.64%	4.61%

See Notes to Financial Statements	29	See explanation of references on 30 and 31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
II
2014	$26.29	512	$13,456	0.00%	0.04%	10.21%
2013	23.85	526	12,535	0.00%	0.56%	36.15%
2012	17.52	732	12,819	0.00%	0.05%	19.31%
2011	14.68	754	11,076	0.00%	0.00%	(0.80%)
2010	14.80	779	11,528	0.00%	0.36%	23.06%
III
2014	$31.52	1,402	$44,183	0.00%	0.00%	12.42%
2013	28.03	1,440	40,370	0.00%	0.00%	39.20%
2012	20.14	1,599	32,208	0.00%	0.33%	17.43%
2011	17.15	1,652	28,330	0.00%	0.00%	(7.22%)
2010	18.48	1,510	27,920	0.00%	0.22%	27.00%
V
2014	$21.88	512	$11,199	0.00%	1.18%	9.68%
2013	19.95	526	10,482	0.00%	2.69%	34.22%
2012	14.86	732	10,874	0.00%	0.84%	17.29%
2011	12.67	754	9,558	0.00%	0.38%	(4.11%)
2010	13.21	779	10,292	0.00%	0.73%	9.27%
MFS New Discovery Series - Service Class
2014	$18.04	2,666	$48,097	0.00%	0.00%	(7.49%)
2013	19.50	2,900	56,544	0.00%	0.00%	41.22%
2012	13.81	2,445	33,759	0.00%	0.00%	20.90%
2011	11.42	3,035	34,671	0.00%	0.00%	(10.49%)
2010	12.76	1,377	17,573	0.00%	0.00%	35.94%
MFS Utilities Series - Service Class
2014	$17.03	20,424	$347,785	0.00%	1.95%	12.47%
2013	15.14	20,587	311,704	0.00%	2.26%	20.21%
2012	12.59	17,780	223,929	0.00%	6.63%	13.21%
2011	11.12	18,317	203,771	0.00%	3.12%	6.51%
2010	10.45	17,011	177,687	0.00%	2.83%	13.51%
Oppenheimer Global Fund/VA Service Shares
2014	$11.77	5,149	$60,590	0.00%	0.85%	2.06%
06/14/2013 - 12/31/2013	11.53	3,814	43,979	0.00%	2.02%	16.25%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2014	$9.58	9,108	$87,291	0.00%	2.41%	4.57%
2013	9.16	10,035	91,970	0.00%	3.00%	(7.91%)
2012	9.95	7,765	77,274	0.00%	2.98%	8.77%
09/26/2011 - 12/31/2011	9.15	8,475	77,537	0.00%	0.00%	0.63%
Royce Micro-Cap Service Class
2014	$12.67	6	$71	0.00%	0.00%	(3.84%)
2013	13.18	219	2,880	0.00%	0.30%	20.65%
2012	10.92	226	2,473	0.00%	0.00%	7.45%
07/05/2011 - 12/31/2011	10.17	193	1,965	0.00%	5.32%	(16.06%)
T. Rowe Price Blue Chip Growth - II
2014	$21.08	14,002	$295,116	0.00%	0.00%	8.84%
2013	19.37	13,278	257,138	0.00%	0.00%	40.85%
2012	13.75	12,598	173,211	0.00%	0.00%	17.91%
2011	11.66	13,044	152,105	0.00%	0.00%	1.36%
2010	11.50	11,934	137,289	0.00%	0.00%	16.00%
T. Rowe Price Equity Income - II
2014	$17.85	18,241	$325,567	0.00%	1.51%	7.10%
2013	16.66	17,620	293,630	0.00%	1.38%	29.41%
2012	12.88	14,775	190,274	0.00%	1.89%	16.92%
2011	11.01	17,150	188,889	0.00%	1.50%	(1.02%)
2010	11.13	17,400	193,620	0.00%	1.95%	14.74%
Van Eck VIP Global Hard Assets Initial Class
2014	$18.56	18,432	$342,022	0.00%	0.09%	(19.10%)
2013	22.94	14,998	344,019	0.00%	0.67%	10.53%
2012	20.75	16,279	337,810	0.00%	0.62%	3.39%
2011	20.07	16,893	339,071	0.00%	1.16%	(16.45%)
2010	24.02	16,946	407,100	0.00%	0.32%	29.23%

(1)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements	30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

(4)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(5)	All units in the Inflation Strategy Variable Account were fully redeemed or transferred on December 31, 2014 (See Note 1 in Notes to Financial Statements).
(6)	Subsequent to its commencement of operations on October 24, 2012, the Emerging Markets Debt Variable Account received its annual investment income distribution. The annualized investment income ratio was 11.78%. Prior to annualization, the ratio was 2.19%.
(7)	Investment income ratio represents less than 0.005%.
(8)	The investment income ratio for the Pacific Dynamix - Growth Variable Account was 11.48% for the year ended December 31, 2012. This ratio was substantially higher than other years due to significant cash flows received shortly before the annual investment income distribution in December 2012.
(9)	Subsequent to commencement of operations on December 9, 2014, the Lord Abbett Bond Debenture Variable Account received its annual investment income distribution. The annualized investment income ratio was 79.58%. Prior to annualization, the ratio was 4.80%.

See Notes to Financial Statements	31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life and Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 was comprised of ninety-one subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following five Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Templeton Foreign VIP Class 2	Templeton Foreign Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation – Advisor Class	PIMCO Global Multi-Asset - Advisor Class

The following Variable Accounts commenced or resumed operations during 2014:

Variable Accounts	Commenced or Resumed Operations on
Floating Rate Income	April 28, 2014
Fidelity VIP Money Market Service Class	April 30, 2014
Lord Abbett Series Bond Debenture VC	December 9, 2014

The units in the Inflation Strategy Variable Account were fully redeemed or transferred on December 31, 2014.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$149,338	$32,156
Floating Rate Income (1)	50	-
Floating Rate Loan	2,452	25,440
High Yield Bond	20,750	49,595
Inflation Managed	58,344	97,161
Inflation Strategy	1,449	22,469
Managed Bond	92,270	195,232
Short Duration Bond	26,041	14,829
Emerging Markets Debt	-	1,237

Variable Accounts	Purchases	Sales
American Funds Growth	$37,251	$55,968
American Funds Growth-Income	14,516	71,558
Comstock	17,116	67,817
Dividend Growth	11,121	61,816
Equity Index	189,842	90,144
Focused Growth	8,146	23,554
Growth	17,137	57,703
Large-Cap Growth	22,993	65,923
Large-Cap Value	30,342	92,886

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Long/Short Large-Cap	$4,177	$38,716
Main Street Core	60,473	123,803
Mid-Cap Equity	26,230	119,612
Mid-Cap Growth	25,182	40,450
Mid-Cap Value	7,543	2,611
Small-Cap Equity	9,526	26,213
Small-Cap Growth	4,459	50,555
Small-Cap Index	80,949	89,162
Small-Cap Value	22,617	53,943
Health Sciences	138,966	67,579
Real Estate	64,548	103,079
Technology	13,720	19,560
Emerging Markets	36,115	143,586
International Large-Cap	50,861	88,616
International Small-Cap	110,736	36,511
International Value	42,616	50,676
Precious Metals	32,599	7,908
American Funds Asset Allocation	19,848	1,782
Pacific Dynamix-Conservative Growth	-	1,072
Pacific Dynamix-Moderate Growth	5,510	868
Pacific Dynamix-Growth	36,010	18,934
Portfolio Optimization Moderate-Conservative	25,362	28,901
Portfolio Optimization Moderate	613,101	656,169
Portfolio Optimization Growth	242,166	140,414
Portfolio Optimization Aggressive-Growth	114,256	122,647
Invesco V.I. International Growth Series II	2,339	418
American Century VP Mid Cap Value Class II	27,899	1,461
BlackRock Basic Value V.I. Class III	13,274	3,499
BlackRock Global Allocation V.I. Class III	59,049	34,618
Fidelity VIP Contrafund Service Class 2	42,393	39,418
Fidelity VIP Freedom 2020 Service Class 2	10,353	6,112
Fidelity VIP Freedom 2025 Service Class 2	662	259
Fidelity VIP Freedom 2030 Service Class 2	3,949	21,772

Variable Accounts	Purchases	Sales
Fidelity VIP Freedom 2035 Service Class 2	$2,113	$2,910
Fidelity VIP Growth Service Class 2	3,906	2,610
Fidelity VIP Mid Cap Service Class 2	23,882	24,633
Fidelity VIP Money Market Service Class (1)	841,925	77,672
Fidelity VIP Value Strategies Service Class 2	2,187	4,656
Templeton Foreign VIP Class 2	18,867	1,160
Templeton Global Bond VIP Class 2	32,752	53,060
GE Investments Total Return Class 3	1,193	439
Janus Aspen Series Overseas Service Shares	28,846	18,258
Janus Aspen Series Enterprise Service Shares	11,073	12,022
Lazard Retirement U.S. Strategic Equity Service Class	472	813
ClearBridge Variable Aggressive Growth - Class II	134,629	10,405
ClearBridge Variable Mid Cap Core-Class II	1,667	1,969
Lord Abbett Bond Debenture Class VC (1)	41,211	-
Lord Abbett Developing Growth Class VC	43,562	31,617
Lord Abbett Fundamental Equity Class VC	1,918	301
Lord Abbett Total Return Class VC	107,480	24,484
I	511	585
II	1,661	333
III	4,272	1,132
V	1,318	284
MFS New Discovery Series Service Class	12,504	6,421
MFS Utilities Series Service Class	27,550	10,630
Oppenheimer Global Fund/VA Service Shares	20,233	1,807
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	2,803	9,445
Royce Micro-Cap Service Class	310	2,915
T. Rowe Price Blue Chip Growth-II	28,266	14,158
T. Rowe Price Equity Income-II	31,281	16,233
Van Eck VIP Global Hard Assets Initial Class	145,555	90,875

(1)	Operations commenced during 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	10,308	(2,361)	7,947	2,494	(8,388)	(5,894)
Floating Rate Income (1)	5	-	5
Floating Rate Loan	285	(2,430)	(2,145)	10,146	(931)	9,215
High Yield Bond	1,448	(2,687)	(1,239)	3,706	(10,833)	(7,127)
Inflation Managed	3,960	(5,653)	(1,693)	5,965	(15,446)	(9,481)
Inflation Strategy (2)	139	(2,123)	(1,984)	2,419	(435)	1,984
Managed Bond	6,593	(10,837)	(4,244)	9,566	(13,842)	(4,276)
Short Duration Bond	2,645	(1,758)	887	1,778	(13,068)	(11,290)
Emerging Markets Debt	-	(117)	(117)	6,731	(120)	6,611

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth	2,859	(3,831)	(972)	2,356	(5,074)	(2,718)
American Funds Growth-Income	1,427	(4,518)	(3,091)	1,838	(7,356)	(5,518)
Comstock	1,660	(4,321)	(2,661)	1,778	(7,683)	(5,905)
Dividend Growth	1,104	(3,678)	(2,574)	1,379	(2,284)	(905)
Equity Index	12,879	(7,550)	5,329	22,969	(20,520)	2,449
Focused Growth	481	(1,036)	(555)	789	(926)	(137)
Growth	3,061	(6,777)	(3,716)	3,943	(8,294)	(4,351)
Large-Cap Growth	4,160	(7,428)	(3,268)	5,928	(19,444)	(13,516)
Large-Cap Value	3,045	(6,090)	(3,045)	4,803	(18,165)	(13,362)
Long/Short Large-Cap	394	(2,473)	(2,079)	2,031	(853)	1,178
Main Street Core	4,629	(8,347)	(3,718)	7,380	(9,977)	(2,597)
Mid-Cap Equity	2,191	(5,239)	(3,048)	2,716	(9,097)	(6,381)
Mid-Cap Growth	2,319	(3,164)	(845)	2,708	(5,223)	(2,515)
Mid-Cap Value	288	(107)	181	698	(168)	530
Small-Cap Equity	492	(1,159)	(667)	316	(1,374)	(1,058)
Small-Cap Growth	543	(3,816)	(3,273)	995	(1,428)	(433)
Small-Cap Index	3,988	(4,354)	(366)	2,038	(7,818)	(5,780)
Small-Cap Value	1,048	(1,854)	(806)	4,256	(4,474)	(218)
Health Sciences	3,516	(1,978)	1,538	4,187	(3,153)	1,034
Real Estate	2,102	(3,134)	(1,032)	3,060	(4,728)	(1,668)
Technology	1,754	(2,261)	(507)	3,065	(4,341)	(1,276)
Emerging Markets	1,320	(3,438)	(2,118)	3,657	(3,589)	68
International Large-Cap	4,931	(6,929)	(1,998)	19,440	(14,053)	5,387
International Small-Cap	9,403	(3,296)	6,107	710	(1,355)	(645)
International Value	5,934	(6,541)	(607)	5,108	(11,127)	(6,019)
Precious Metals (3)	4,212	(925)	3,287	7,781	(177)	7,604
American Funds Asset Allocation	964	(128)	836	363	(418)	(55)
Pacific Dynamix-Conservative Growth	-	(67)	(67)	-	(71)	(71)
Pacific Dynamix-Moderate Growth	331	(72)	259	279	(62)	217
Pacific Dynamix-Growth	1,991	(1,144)	847	1,867	(836)	1,031
Portfolio Optimization Moderate-Conservative	2,303	(2,600)	(297)	2,449	(2,544)	(95)
Portfolio Optimization Moderate	51,248	(54,667)	(3,419)	15,516	(64,386)	(48,870)
Portfolio Optimization Growth	24,219	(16,204)	8,015	21,349	(17,100)	4,249
Portfolio Optimization Aggressive-Growth	9,709	(10,469)	(760)	4,521	(4,422)	99
Invesco V.I. International Growth Series II	182	(40)	142	179	(37)	142
American Century VP Mid Cap Value Class II (4)	1,675	(108)	1,567	1,765	(71)	1,694
BlackRock Basic Value V.I. Class III	307	(287)	20	466	(817)	(351)
BlackRock Global Allocation V.I. Class III	1,783	(2,143)	(360)	3,309	(1,183)	2,126
Fidelity VIP Contrafund Service Class 2	1,820	(2,498)	(678)	2,913	(4,097)	(1,184)
Fidelity VIP Freedom 2020 Service Class 2	1,125	(1,005)	120	1,227	(3,359)	(2,132)
Fidelity VIP Freedom 2025 Service Class 2	66	(42)	24	61	(36)	25
Fidelity VIP Freedom 2030 Service Class 2	313	(1,793)	(1,480)	93	(181)	(88)
Fidelity VIP Freedom 2035 Service Class 2 (5)	-	(219)	(219)	5,943	(101)	5,842
Fidelity VIP Growth Service Class 2	225	(159)	66	937	(286)	651
Fidelity VIP Mid Cap Service Class 2	1,112	(1,594)	(482)	1,911	(1,638)	273
Fidelity VIP Money Market Service Class (1)	137,501	(61,083)	76,418
Fidelity VIP Value Strategies Service Class 2	134	(292)	(158)	911	(195)	716
Templeton Foreign VIP Class 2	1,431	(110)	1,321	220	(973)	(753)
Templeton Global Bond VIP Class 2	2,341	(4,417)	(2,076)	3,247	(4,055)	(808)
GE Investments Total Return Class 3	73	(32)	41	84	(33)	51
Janus Aspen Series Overseas Service Shares	708	(1,793)	(1,085)	5,152	(8,489)	(3,337)
Janus Aspen Series Enterprise Service Shares	246	(653)	(407)	1,638	(1,490)	148
Lazard Retirement U.S. Strategic Equity Service Class	25	(61)	(36)	21	(93)	(72)
ClearBridge Variable Aggressive Growth-Class II	6,289	(576)	5,713	3,506	(1,521)	1,985
ClearBridge Variable Mid Cap Core-Class II	114	(141)	(27)	245	(1,388)	(1,143)
Lord Abbett Bond Debenture Class VC (1)	3,853	(8)	3,845
Lord Abbett Developing Growth Class VC (6)	2,658	(2,015)	643	329	(12)	317
Lord Abbett Fundamental Equity Class VC	48	(28)	20	176	(28)	148
Lord Abbett Total Return Class VC (3)	10,266	(2,383)	7,883	2,262	(121)	2,141

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
I	7	(56)	(49)	-	(60)	(60)
II	-	(14)	(14)	-	(206)	(206)
III	3	(41)	(38)	-	(159)	(159)
V	-	(14)	(14)	-	(206)	(206)
MFS New Discovery Series Service Class	140	(374)	(234)	857	(402)	455
MFS Utilities Series Service Class	783	(946)	(163)	3,804	(997)	2,807
Oppenheimer Global Fund/VA Service Shares (7)	1,506	(171)	1,335	3,902	(88)	3,814
PIMCO Global Multi-Asset Managed Allocation- Advisor Class	95	(1,022)	(927)	2,510	(240)	2,270
Royce Micro-Cap Service Class	24	(237)	(213)	185	(192)	(7)
T. Rowe Price Blue Chip Growth-II	2,219	(1,495)	724	1,653	(973)	680
T. Rowe Price Equity Income-II	1,712	(1,091)	621	5,511	(2,666)	2,845
Van Eck VIP Global Hard Assets Initial Class	8,526	(5,092)	3,434	2,804	(4,085)	(1,281)

(1)	Operations commenced during 2014 (see Note 1).
(2)	Operations commenced on March 19, 2013 and all units were fully redeemed or transferred on December 31, 2014 (see Note 1).
(3)	Operations commenced on June 6, 2013.
(4)	Operations commenced on March 25, 2013.
(5)	Operations commenced on July 22, 2013.
(6)	Operations commenced on May 29, 2013.
(7)	Operations commenced on June 14, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly named Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Money Market Service Class, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2 (formerly called Templeton Foreign Securities Class 2), Templeton Global Bond VIP Class 2 (formerly named Templeton Global Bond Securities Class 2), GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Shares, Janus Aspen Series Enterprise Service Shares, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class (formerly named PIMCO Global Multi-Asset – Advisor Class), Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2014 for:

• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Form No.	85-23210-14